LEASES - Schedule of Balance Sheet Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 340,458	$ 293,658
Finance lease right-of-use assets	$ 31,618	29,177
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Current maturities of operating leases	$ 63,653	57,372
Operating leases, less current maturities	287,991	246,723
Finance lease liability, current	$ 7,573	$ 6,609
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt, net	Current portion of long-term debt, net
Finance lease liability, noncurrent	$ 25,611	$ 23,276
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net	Long-term debt, net
Lease Agreement Transactions
Assets and Liabilities, Lessee [Abstract]
Current maturities of operating leases	$ 4,179	$ 3,787
Operating leases, less current maturities	18,136	22,194
Finance lease liability, current	895	1,053
Finance lease liability, noncurrent	0	895
Total lease liability, current	5,074	4,840
Total lease liability, non-current	$ 18,136	$ 23,089